Write-Downs of Long-Lived Assets	6 Months Ended
Sep. 30, 2026
Write-Downs of Long-Lived Assets [Abstract]
Write-Downs of Long-Lived Assets
19.	Write-Downs of Long-Lived Assets
During the six months ended September 30, 2026, the business of ORIX Bank, a former consolidated subsidiary of the Company, was classified as a discontinued operation. As a result, the amounts of long-lived assets and liabilities associated with those assets classified as held for sale, and the amounts of write-downs of long-lived assets are presented based on continuing operations, excluding the discontinued operation, for both the current and prior periods. For further information on the discontinued operations, see Note 26 “Discontinued Operations.”
The Company and its subsidiaries perform tests for recoverability on long-lived assets classified as held and used for which events or changes in circumstances indicated that the assets might be impaired. The Company and its subsidiaries consider an asset’s carrying amount as not recoverable when such carrying amount exceeds the undiscounted future cash flows estimated to result from the use and eventual disposition of the asset. The net carrying amount of assets not recoverable is reduced to fair value if lower than the carrying amount.
As of March 31, 2026 and September 30, 2026, the long-lived assets and liabilities associated with those assets classified as held for sale in the accompanying consolidated balance sheets are as follows.

	Millions of yen
	As of March 31, 2026	As of September 30, 2026
Investment in operating leases	¥69,685	¥40,175
Property under facility operations	31,883	473
Office facilities	4,291	2,233
Other assets	14,405	8,624
Other liabilities	18,414	133
The long-lived assets classified as held for sale as of March 31, 2026 and September 30, 2026 are included in Japan & APAC segment and Infrastructure segment.
The Company and its subsidiaries determine the fair value using appraisals prepared by independent third party appraisers or our own staff of qualified appraisers, and others based on recent transactions involving sales of similar assets or other valuation techniques such as discounted cash flows methodologies using future cash flows estimated to be generated from operation of the existing assets or completion of development projects, as appropriate.

For the six months ended September 30, 2025 and 2026, the Company and its subsidiaries recognized impairment losses for the difference between carrying amounts and fair values in the amount of ¥1,397 million and ¥10,300 million, respectively, which are reflected as write-downs of long-lived assets. Breakdowns of these amounts are as follows.

	Six months ended September 30, 2025		Six months ended September 30, 2026
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Write-downs of the assets held for sale:
Condominiums	¥6	2	¥3	1
Others*	1,116	—	16	—

Total	¥1,122	—	¥19	—

	Six months ended September 30, 2025		Six months ended September 30, 2026
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Write-downs due to decline in estimated future cash flows:
Commercial facilities other than office buildings	¥0	—	¥46	2
Others*	275	—	10,235	—

Total	¥275	—	¥10,281	—

*	For “Others,” the number of properties is omitted.
Losses of ¥1,053 million in Japan & APAC segment and ¥344 million in Infrastructure segment were recorded for the six months ended September 30, 2025. Losses of ¥263 million in Japan & APAC segment,
 ¥419
million in Infrastructure segment, and ¥9,618 million related to corporate assets not attributable to any reportable segment, were recorded for the six months ended September 30, 2026.